RISK MANAGEMENT - Modified Financial Assets - Restructured loans (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Restructured loans	$ 5,993,586	$ 4,729,815
Local
Disclosure of financial assets [line items]
Restructured loans	4,346,710	3,081,868
Foreign
Disclosure of financial assets [line items]
Restructured loans	$ 1,646,876	$ 1,647,947